Cash Flow Adjustments and Changes in Working Capital - Schedule of cash flow statement adjustments (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-cash adjustments
Depreciation, amortisation and impairment of non-financial assets	£ 20,785	£ 24,133
Interest income	(1,249)	(720)
Interest expense	6,386	5,604
Unrealised foreign exchange gain	(567)	(2,493)
Grant income	(1,435)	(923)
Research and development tax credit	(485)	(271)
Share-based compensation expense	14,176	21,965
Fair value movement on contingent consideration	(169)	(1,871)
Fair value movement of financial liabilities	(2)	25
Loss on disposal of non-current assets (tangibles and intangibles)	225	688
Loss on disposal of right-of-use asset	0	70
Total non-cash adjustments	37,665	46,207
Net changes in working capital
Decrease in trade and other receivables	15,350	700
Decrease in trade and other payables	(4,672)	(13,416)
Total changes in working capital	£ 10,678	£ (12,716)